Quarterly Holdings Report
for
Fidelity® Disruptive Automation Fund
February 28, 2023
DSA-NPRT3-0423
1.9897380.102
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.4%
Interactive Media & Services - 3.4%
Alphabet, Inc. Class C (a)	38,423	3,469,597
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.6%
Mobileye Global, Inc. (b)	14,362	567,443
Automobiles - 0.6%
Tesla, Inc. (a)	2,918	600,262
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. (a)	6,648	626,441
TOTAL CONSUMER DISCRETIONARY		1,794,146
HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 3.5%
Intuitive Surgical, Inc. (a)	15,385	3,529,165
INDUSTRIALS - 44.5%
Electrical Equipment - 5.1%
AMETEK, Inc.	9,660	1,367,470
Rockwell Automation, Inc.	8,624	2,543,476
Sensata Technologies, Inc. PLC	24,893	1,259,088
		5,170,034
Industrial Conglomerates - 6.9%
Honeywell International, Inc.	22,661	4,339,128
Siemens AG	17,759	2,706,329
		7,045,457
Machinery - 29.7%
Airtac International Group	39,498	1,381,274
AutoStore Holdings Ltd. (a)(b)(c)	718,429	1,496,381
Daifuku Co. Ltd.	19,867	1,084,145
FANUC Corp.	19,947	3,390,411
HIWIN Technologies Corp.	571,967	4,670,258
Kardex AG	7,282	1,349,936
Misumi Group, Inc.	207,557	4,939,111
Nabtesco Corp.	32,193	832,282
Shenzhen Inovance Technology Co. Ltd. (A Shares)	374,772	3,962,095
SMC Corp.	8,081	4,107,623
Symbotic, Inc. (a)	40,922	669,075
THK Co. Ltd.	97,814	2,191,126
		30,073,717
Professional Services - 2.8%
Recruit Holdings Co. Ltd.	105,549	2,830,384
TOTAL INDUSTRIALS		45,119,592
INFORMATION TECHNOLOGY - 45.8%
Electronic Equipment & Components - 13.2%
Cognex Corp.	16,015	759,431
Hexagon AB (B Shares)	372,321	4,126,278
Keyence Corp.	9,671	4,182,918
National Instruments Corp.	17,063	861,852
Renishaw PLC	72,133	3,465,401
		13,395,880
IT Services - 2.2%
Accenture PLC Class A	8,411	2,233,541
Semiconductors & Semiconductor Equipment - 13.0%
NVIDIA Corp.	21,851	5,072,928
Taiwan Semiconductor Manufacturing Co. Ltd.	269,079	4,412,442
Teradyne, Inc.	36,541	3,695,757
		13,181,127
Software - 17.4%
Altair Engineering, Inc. Class A (a)	16,462	1,054,556
ANSYS, Inc. (a)	13,473	4,090,538
Autodesk, Inc. (a)	4,313	856,950
Dassault Systemes SA	50,902	1,964,319
Manhattan Associates, Inc. (a)	6,441	925,894
Microsoft Corp.	9,164	2,285,685
Nemetschek SE	11,371	645,615
PTC, Inc. (a)	28,928	3,625,546
Synopsys, Inc. (a)	5,369	1,953,027
Unity Software, Inc. (a)(b)	7,536	229,396
		17,631,526
TOTAL INFORMATION TECHNOLOGY		46,442,074
TOTAL COMMON STOCKS (Cost $99,131,107)		100,354,574

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (d)	948,645	948,835
Fidelity Securities Lending Cash Central Fund 4.63% (d)(e)	1,747,950	1,748,125
TOTAL MONEY MARKET FUNDS (Cost $2,696,960)		2,696,960

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $101,828,067)	103,051,534
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(1,695,257)
NET ASSETS - 100.0%	101,356,277

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,496,381 or 1.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	850,375	9,785,181	9,686,721	8,872	-	-	948,835	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	5,229,900	11,950,419	15,432,194	41,747	-	-	1,748,125	0.0%
Total	6,080,275	21,735,600	25,118,915	50,619	-	-	2,696,960

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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